Condensed consolidated statement of changes in equity (Parenthetical) € in Millions, £ in Millions, shares in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021 GBP (£) £ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
AT1 capital notes called | $			$ 2,000
Main Scheme
Contribution under the MoU to strengthen funding of the Main section	£ 500
Increase (decrease) in equity	(365)
AT1 capital notes
Issue of AT1 capital notes	£ 400	$ 750	$ 1,500
UK Government Investments Ltd
Ordinary shares acquired (in shares) | shares	591
Ordinary shares purchase price per share | £ / shares	£ 1.905
Value of purchased ordinary shares	£ 1,130
NatWest Group
Number of purchased ordinary shares cancelled | shares	391
Share cancellation	£ 744
Treasury stock, own shares held | shares	200
Value of ordinary shares purchased and held	£ 381